Promissory and convertible promissory notes (Tables)	12 Months Ended
Dec. 31, 2021
Promissory And Convertible Promissory Notes [Abstract]
Disclosure of detailed information about promissory notes [Table Text Block]

December 31, 2020	$5,425,000
Issued for cash (note 10 (i))	1,075,000
Converted to Origination Member Units (note 10 (ii))	(4,475,000)
Repayment of notes (note 10 (iii))	(2,025,000)
Issued for cash (note 10 (iv))	2,300,000
Converted to Origination Member Units (note 10 (iv))	(2,300,000)
December 31, 2021	$-